Commitments and Contingencies - Additional Information - Joint Ventures (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Jul. 31, 2014 Vessel m3	Jun. 30, 2014 Vessel m3
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage		16.05%
Odebrecht Oil & Gas S.A. [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project	$ 1,000
Joint venture ownership percentage	50.00%
Payment made towards commitments		35.0
Operating lease arrangement period, lessor		12 years
Purchase obligation due in 2015		398.6
Purchase obligation due in 2016		552.0
Loan secured by joint venture		248
Minimum [Member] | BG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage		20.00%
Maximum [Member] | BG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage		30.00%
Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project		2,800
Net of financing on newbuilding installments, 2015		616.8
Net of financing on newbuilding installments, 2016		890.0
Net of financing on newbuilding installments, 2017		517.5
Net of financing on newbuilding installments, 2018		350.9
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels			6
Expected cost of project		2,100	2,100
Net of financing on newbuilding installments, 2015		23.7
Net of financing on newbuilding installments, 2016		33.9
Net of financing on newbuilding installments, 2017		84.4
Net of financing on newbuilding installments, 2018		344.7
Net of financing on newbuilding installments, 2019		240.2
Joint venture ownership percentage		50.00%	50.00%
Volume of vessels			172,000
Payment made towards commitments		95.3
Net of financing on newbuilding installments, thereafter		201.1
Teekay LNG [Member] | Minimum [Member] | Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage		70.00%
Teekay LNG [Member] | Maximum [Member] | Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage		80.00%
Teekay LNG [Member] | Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels		4
Joint venture ownership percentage		33.00%
Teekay LNG [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels		4		4
Shipbuilding and crew training obligation incurred		0.8
Shipbuilding and crew training obligation in 2015		5.2
Shipbuilding and crew training obligation in 2016		4.2
Shipbuilding and crew training obligation in 2017		3.8
Shipbuilding and crew training obligation in 2018		4.0
Shipbuilding and crew training obligation in 2019		0.4
Debt facility used to finance a portion of estimated fully built-up cost		787.0
Expected cost of project		1,000		1,000
Volume of vessels				174,000
Operating lease arrangement period, lessor		20 years
Teekay LNG [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member] | Pro Rata Share [Member]
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments, 2015		4.9
Net of financing on newbuilding installments, 2016		7.9
Net of financing on newbuilding installments, 2017		15.0
Net of financing on newbuilding installments, 2018		17.3
Net of financing on newbuilding installments, 2019		$ 6.3